Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Goodwill	PPA*	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2023	138,613	110,446	16,953	266,012
Additions	-	-	13,738	13,738
Acquisitions through business combination	80,761	25,968	-	106,729
Impairment	(6,196)	-	-	(6,196)
Translation differences	559	-	(225)	334

Balance as at December 31, 2023	213,737	136,414	30,466	380,617
Additions	-	-	6,615	6,615
Impairment	(5,258)	-	(1,049)	(6,307)
Translation differences	(78)	-	(14)	(92)
Others	-	-	(634)	(634)
Deconsolidation*	(126,364)	(136,414)	(19,281)	(282,059)

Balance as at December 31, 2024	82,037	-	16,103	98,140

Amortization
Balance as at January 1, 2023	21,455	21,516	2,246	45,217
Amortization for the year	-	11,115	3,036	14,151
Translation differences	-	-	(35)	(35)

Balance as at December 31, 2023	21,455	32,631	5,247	59,333
Amortization for the year	-	10,788	1,924	12,712
Translation differences	-	-	(6)	(6)
Reclassification	-	1,354	(1,354)	-
Others	-	-	(622)	(622)
Deconsolidation*	-	(44,773)	(313)	(45,086)

Balance as at December 31, 2024	21,455	-	4,876	26,331

Carrying value
As at January 1, 2023	117,158	88,930	14,707	220,795
As at December 31, 2023	192,282	103,783	25,219	321,284
As at December 31, 2024	60,582	-	11,227	71,809

*          Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.

**        Relates to deconsolidation of CPV Renewable. Refer to Note 11.A.7 for further information.

Schedule of Carrying Amounts of Intangible Assets
	As at December 31,
	2024	2023
	$ Thousands
Intangible assets with a finite useful life	11,222	128,998
Intangible assets with an indefinite useful life	60,587	192,286
	71,809	321,284